Nature of Business and Summary of Significant Accounting Policies, Restricted Cash (Q2) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Aug. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Aug. 31, 2017	Aug. 31, 2016
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 5,019,000	$ 3,946,000	$ 199,674		$ 73,642	$ 1,442	$ 10,197
Restricted cash	6,243,000	0
Total cash and cash equivalents and restricted cash	$ 11,262,000	$ 3,946,000		$ 113,000	$ 157,000